NON-PUBLIC

13F-CONP 9/14/03

03036479

RECD S.E.C.
AUG 14 2003
1086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
AUG 14 2003
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
Los Angeles, CA 90025-3384

Form 13F File Number: 28-00096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: David I. Fisher
Title: Chairman
Phone: 310/996-6331

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

David I. Fisher*	Los Angeles, California	8/13/03

*By: /s/ Kenneth R. Gorvetzian

Kenneth R. Gorvetzian
Attorney-in-fact

*Signed pursuant to a Power of Attorney dated January 30, 2003 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Group International, Inc. on February 10, 2003 with respect to Acclaim Entertainment Inc.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	2
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$97553 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-00218	The Capital Group Companies, Inc.
2	28-05044	Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY — FORM 13F INFORMATION TABLE — JUN 30, 2003

COLUMN 1 & COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7*	COLUMN 8		
NAME OF ISSUER/TITLE OF CLASS (COMMON UNLESS OTHERWISE INDICATED)	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MGRS	SOLE	SHARED	NONE
DEL MONTE FOODS CO	24522P103	$ 74017	8373010	SH		DEFINED	1,2	5937210		2435800
GLATFELTER	377316104	19160	1299000	SH		DEFINED	1,2	953900		345100
NUI CORP	629431107	4375	281900	SH		DEFINED	1,2	198700		83200
	GRAND $	97553								

* INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F

CONFIDENTIAL